Material accounting policy information - Additional Information (Detail) $ in Thousands			6 Months Ended
	Dec. 31, 2025 AUD ($)	Dec. 02, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 AUD ($)	Jun. 30, 2025 AUD ($)
Disclosure of summary of significant accounting policies [line items]
Consolidated loss after income tax			$ 12,552,490	$ 10,453,811
Net current asset and liability position	$ 45,612,689		45,612,689		$ 9,119,727
Net cash outflows from operating activities			$ 9,540,623	$ 8,420,244
Proceeds from issue of ordinary shares		$ 46,510
Cash Balance After Deducting Offering Expenses	$ 69,460,000